Other payables	12 Months Ended
Dec. 31, 2024
Other payables
Other payables	Note 9 — Other payables Other payables consisted of the following:

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
Accrued expenses	591,562	1,352,992	185,360